Basic and Diluted Earnings Per Share - Schedule of Basic and Diluted Earnings per Common Share Attributable to Common Stockholders (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Earnings Per Share Disclosure [Line Items]
Net income attributable to Korn Ferry	$ 277,434	$ 246,062	$ 169,154
Less: distributed and undistributed earnings to nonvested restricted stockholders	3,393	3,226	3,092
Basic net earnings attributable to common stockholders	274,041	242,836	166,062
Add: undistributed earnings to nonvested restricted stockholders	2,062	2,104	2,122
Less: reallocation of undistributed earnings to nonvested restricted stockholders	2,020	2,063	2,106
Diluted net earnings attributable to common stockholders	$ 274,083	$ 242,877	$ 166,078
Weighted-average common shares outstanding:
Basic weighted-average number of common shares outstanding (in shares)	51,428	51,778	51,038
Diluted weighted-average number of common shares outstanding (in shares)	52,519	52,806	51,432
Net earnings per common share:
Basic earnings per share (in dollars per share)	$ 5.33	$ 4.69	$ 3.25
Diluted earnings per share (in dollars per share)	$ 5.22	$ 4.60	$ 3.23
ESPP
Weighted-average common shares outstanding:
Effect of dilutive securities (in shares)	15	11	6
Restricted stock
Weighted-average common shares outstanding:
Effect of dilutive securities (in shares)	1,076	1,017	388